OTHER FINANCIAL LIABILITIES - Schedule of composition of other financial liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Current
Hedge derivatives	$ 1,544	$ 0
Non-current
Other financial liabilities	6,341,669	5,979,039
Other Financial Liabilities
Current
Interest bearing loans	292,982	629,106
Lease Liability	301,537	173,735
Hedge derivatives	1,544	0
Total current	596,063	802,841
Non-current
Interest bearing loans	3,675,212	3,936,320
Lease Liability	2,666,457	2,042,719
Other financial liabilities	$ 6,341,669	$ 5,979,039